WBK STRYPES TRUST

                                FINANCIAL REPORT

                               DECEMBER 31, 1997


                                    CONTENTS

ACCOUNTANTS' REPORT..........................................................1

FINANCIAL STATEMENTS:

         Statement of assets and liabilities.................................2

         Schedule of investments.............................................3

         Statement of operations.............................................4

         Statement of changes in net assets..................................5

         Notes to financial statements.....................................6-8

         Financial highlights................................................9

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
WBK STRYPES Trust:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WBK STRYPES Trust as of December 31, 1997, the related statements of operations and changes in net assets, and the financial highlights for the period October 6, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of WBK STRYPES Trust as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period October 6, 1997 to December 31, 1997 in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche llp
Princeton, New Jersey
June 23, 1998


WBK STRYPES TRUST

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

ASSETS

Investments, at value (amortized cost $990,247,909) (Notes 2, 4, and 8)                               $1,100,005,367

  Cash                                                                                                       810,623

   Prepaid expenses                                                                                           58,312

 Deferred organizational costs, net of accumulated amortization of $1,071 (Note 2)                            12,929

                   Total Assets                                                                        1,100,887,231

 LIABILITIES

 Accounts payable and accrued expenses                                                                       451,153

                   Net Assets                                                                         $1,100,436,078

COMPOSITION OF NET ASSETS

Structured Yield Product Exchangeable for Stock ("STRYPES"), no par value;                              $986,953,699
  32,840,000 shares issued and outstanding (Note 9)

Unrealized appreciation of investments                                                                   109,757,458

Undistributed net investment income                                                                        3,724,921

                   Net Assets                                                                         $1,100,436,078

                   Net Asset Value per STRYPES                                                        $        33.51

See Notes to Financial Statements.


WBK STRYPES TRUST

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                                Par             Maturity           Market             Amortized
Securities Description                                         Value              Date              Value                Cost
UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                                 $25,737,000         2/15/98          $25,563,275         $25,563,426
  United States Treasury Strips                                  25,737,000         5/15/98           25,230,753          25,223,093
  United States Treasury Strips                                  25,737,000         8/15/98           24,870,435          24,861,021
  United States Treasury Strips                                  25,737,000        11/15/98           24,531,994          24,503,794
  United States Treasury Strips                                  25,737,000         2/15/99           24,181,970          24,150,803
  United States Treasury Strips                                  25,737,000         5/15/99           23,844,301          23,798,971
  United States Treasury Strips                                  25,737,000         8/15/99           23,510,750          23,451,402
  United States Treasury Strips                                  25,737,000        11/15/99           23,183,375          23,105,867
  United States Treasury Strips                                  25,737,000         2/15/00           22,858,473          22,765,246
  United States Treasury Strips                                  25,737,000         5/15/00           22,551,603           2,449,457
  United States Treasury Strips                                  25,737,000         8/15/00           22,214,122          22,105,942
  United States Treasury Strips                                  25,737,000        11/15/00           21,912,482          21,772,600
                                                               $308,884,000                         $284,453,533        $283,751,622
FORWARD PURCHASE CONTRACT:
Westpac Banking Corporation Ordinary
Shares Forward Purchase Agreement                                                  11/15/00          815,551,834         706,496,287
                  Total                                                                           $1,100,005,367        $990,247,909


See Notes to Financial Statements.

WBK STRYPES TRUST

STATEMENT OF OPERATIONS
For the period from October 6, 1997 (commencement of operations) to December 31, 1997


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                               $3,824,057

EXPENSES:

         Administrative fees and expenses                         8,799
         Legal fees                                               6,504
         Accounting fees                                          6,810
         Mailing expense                                          3,443
         Trustees fees                                            2,755
         Other expenses                                           4,963
         Amortization of deferred organizational costs            1,071

                  Total fees and expenses                                                              34,345

                  Net investment income                                                             3,789,712

                  Net  change in unrealized appreciation of investments                           109,757,458

                  Net increase in net assets resulting from operations                           $113,547,170


See Notes to Financial Statements.

WBK STRYPES TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the period from October 6, 1997 (commencement of operations) to December 31, 1997

OPERATIONS                                                                                           $    3,789,712
   Net investment income                                                                                109,757,458
   Unrealized appreciation of investments
-------------------------------------------------------------------------------------- -----------------------------

                        Net increase in net assets from operations                                      113,547,170

   DISTRIBUTIONS
      Net investment income                                                                                (64,791)
      Return of capital                                                                                (11,088,658)
-------------------------------------------------------------------------------------- -----------------------------

                        Net decrease in net assets from distributions                                  (11,153,449)
-------------------------------------------------------------------------------------- -----------------------------

INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 9):                                     1,029,533,906
   Gross proceeds from the sale of 32,839,997 STRYPES
   Less:                                                                                               (30,902,437)
      Selling commissions                                                                                 (589,212)
      Offering expenses
-------------------------------------------------------------------------------------- -----------------------------

                        Net increase in net assets from capital shares transactions                     998,042,257
-------------------------------------------------------------------------------------- -----------------------------

                        Total increase in net assets for the period                                   1,100,435,978

                        Net assets, beginning of period                                                         100
-------------------------------------------------------------------------------------- -----------------------------

                         Net assets, end of period                                                 $  1,100,436,078

See Notes to Financial Statements.

WBK STRYPES TRUST

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

WBK STRYPES Trust ("Trust") was established on March 14, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In October 1997, the Trust sold Structured Yield Product Exchangeable for Stock ("STRYPES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for Ordinary Shares ("Reference Property") of Westpac Banking Corporation ("Westpac"), an Australian corporation, with an existing shareholder of Westpac ("Contracting Stockholder"). The Reference Property is deliverable pursuant to the contract on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

Note 2. Significant Accounting Policies

The following is a summary of the significant  accounting  policies followed by
the  Trust,  which  are  in  conformity  with  generally  accepted   accounting
principles:

Valuation of Investments

The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

Investment

Transactions Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Unrealized gains and losses are accounted for on the specific identification method.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Organizational  Expenses

Organizational expenses of $14,000 are being amortized a straight-line basis over the life of the Trust beginning at the commencement of operations of the Trust.

Note 3. Distributions

STRYPES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.135 per annum or $0.78375 per quarter (except for the first distribution on November 15, 1997 which was $0.33963).

Note 4. Purchases and Sales of Investments

Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1997 totaled $291,080,565 and $11,153,000, respectively. There were no sales of such investments during the period. Purchase of the forward purchase contract during the period totaled $706,496,287.

Note 5. Trustees Fees

Each of the three Trustees were paid a one-time, upfront fee of $10,800 for their services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1997, the Trust had expensed $2,755 of such fees.

Note 6. Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of December 31, 1997, net unrealized appreciation of investments aggregated $109,757,458, consisting of gross unrealized appreciation of $109,757,609 and gross unrealized depreciation of $151. The amortized cost of investment securities for Federal income tax purposes was $990,247,909 at December 31, 1997.

Note 7. Expenses

The estimated expenses to be incurred in connection with the offering of the STRYPES and its ongoing operations are $1,038,068. All expenses are being paid from proceeds received from the offering of the STRYPES. Of this amount, $603,212 represents offering expenses ($589,212) and organizational expenses ($14,000) incurred by the Trust. The remaining amount of $434,856 represents estimated administrative and other operating expenses. Expenses incurred in excess of this amount will be paid the Contracting Stockholder. At December 31, 1997, the Trust had paid $152,059 relating to offering and organizational expenses. In addition, $91,856 had been paid by the Trust for current and prepaid administrative and other operating expenses.

Note 8. Forward Purchase Contracts

On October 6, 1997, the Trust entered into a forward purchase contract with an existing shareholder of Westpac (the "Contracting Stockholder") and paid to the Contracting Stockholder $706,496,287, less $1,000,000 being held in escrow, in connection therewith. Pursuant to such contract, the Contracting Stockholder is obligated to deliver to the Trust a specified amount of the Reference Property (initially defined as five Ordinary Shares) on November 15, 2000 (the "Exchange Date") so as to permit the holders of the STRYPES to exchange on the Exchange Date each of their STRYPES for between 89.68% and 100% of the Reference Property. See the Trust's original prospectus dated September 30, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at December 31, 1997 is as follows:


                                              Exchange          Cost of            Contract           Unrealized
                                              Date              Contract           Value              Appreciation
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
Westpac Banking Corporation Ordinary Shares
Forward Purchase Agreement                    5/15/00           $76,498,807        $                  $
============================================= ================= ================== ================== ==================


Note 9. Capital Share Transactions

On September 24, 1997 one STRYPES was sold to the underwriter of the Trust for $100. As a result of a stock split effected immediately prior to the public offering of the STRYPES, this STRYPES was converted into three STRYPES. During the offering period, the Trust sold 32,839,997 STRYPES to the public and received net proceeds of $998,042,257 ($1,029,533,906 less sales commissions of $30,902,437 and offering costs of $589,212). As of December 31, 1997, there were 32,840,000 STRYPES issued and outstanding with an aggregate cost, net of sales commission, and return of capital, of $986,953,699.

WBK STRYPES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                                                             October 6, 1997
                                                                                             (Commencement of
                                                                                              Operations) to
                                                                                            December 31, 1997
                                                                                           ---------------------
Per Share Operating Performance (for a STRYPE outstanding throughout the period)
Investment income                                                                               $    0.12
Expenses                                                                                             0.00
                                                                                           ---------------------
Investment income - net                                                                              0.12
Adjustments to capital (offering expenses)                                                          (0.02)
Distribution from income                                                                             0.00
Return of capital                                                                                   (0.34)
Unrealized gain on investments                                                                       3.34
                                                                                           ---------------------
Net increase in net asset value                                                                      3.10

Beginning net asset value                                                                           30.41
                                                                                           ---------------------
Ending net asset value                                                                          $   33.51
                                                                                           =====================
Ending market value                                                                             $   33.50
                                                                                           =====================

Total investment return based on market value                                                        7.96%
Ratios/Supplemental data
   Ratio of expenses to average net assets (1)                                                       0.01%
   Ratio of net investments income to average net assets (1)                                         1.50%
Net assets, end of period (in thousands)                                                       $ 1,100,436


(1) Annualized